Investments in Joint Ventures and Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized statement of financial position
Investments	€ 293,716	€ 266,382
Derivatives	771	1,429
Other assets	8,944	9,118
Total assets	327,390	301,581
Insurance liabilities	188,359	177,446
Borrowings and subordinated liabilities	1,653	2,244
Derivatives	2,435	2,479
Other liabilities	7,124	8,390
Total liabilities	318,077	292,026
Non-controlling interests	126	129
Other equity instruments	1,972	1,951
Summarized statement of comprehensive income
Insurance revenue	9,841	10,386	€ 11,251
Insurance service result	376	342	430
Profit or loss from continuing operations	660	(346)	(25)
Income tax expense or income	(16)	(209)	71
Net result from continuing operations	676	(182)	756
Post-tax profit or loss from discontinued operations	0	(17)	(1,296)
Post-tax profit or (loss)	676	(199)	(540)
Other comprehensive income	573	421	(870)
Total comprehensive income	1,248	222	€ (1,410)
Other Associates [member]
Summarized statement of financial position
Current assets	501	309
Non-current assets	732	725
Total assets	1,233	1,034
Current liabilities	343	217
Non-current liabilities	25	17
Total liabilities	369	235
Net assets	864	799
Summarized statement of comprehensive income
Post-tax profit or (loss)	147	(7)
Other comprehensive income	0	6
Total comprehensive income	147	(1)
Dividends received	11	11
Carrying amount	311	288
ASR [member]
Summarized statement of financial position
Investments	80,484	92,177
Derivatives	11,767	12,907
Other assets	46,457	45,673
Total assets	138,709	150,758
Insurance liabilities	102,723	99,475
Borrowings and subordinated liabilities	5,140	8,386
Derivatives	8,666	10,132
Other liabilities	12,293	23,467
Total liabilities	128,822	141,460
Non-controlling interests	47	35
Other equity instruments	977	974
Total other equity components	1,024	1,008
Net assets	8,863	8,289
Summarized statement of comprehensive income
Insurance revenue	9,601	4,944
Insurance service result	772	274
Profit or loss from continuing operations	1,418	450
Income tax expense or income	(375)	(103)
Net result from continuing operations	1,043	347
Post-tax profit or loss from discontinued operations	35	0
Other comprehensive income - that may be recycled to profit or loss	0	17
Other comprehensive income - that will not be recycled to profit or loss	283	(58)
Total comprehensive income	1,361	306
Dividends received	€ 188	€ 68
Group share	29.95%	29.98%
Group share of post-tax profit or loss	€ 325	€ 110
Group share of other comprehensive income	€ 85	€ (12)